Schedule of Estimated Amortization Expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year 2023	$ 43,520	$ 51,352
Fiscal year 2024	43,520	51,352
Fiscal year 2025	43,520	51,352
Fiscal year 2026	43,520	46,499
2026		43,033
Thereafter		125,428
Intangible assets, net	376,486	$ 369,015
Nine months ended December 31, 2022	32,640
Thereafter	$ 169,766